CONSOLIDATED STATEMENTS OF INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF INCOME (LOSS)
Revenue (note 17)	$ 260,805	$ 198,653
Production costs (note 18)	136,633	157,137
Amortization and depletion	40,305	34,671
Cost of sales	176,938	191,808
Mine operating earnings	83,867	6,845
General and administrative expenses (note 19)	12,926	17,557
Exploration and evaluation expenses (note 20)	10,370	12,787
Mine development costs	2,884	1,487
Change in reclamation and remediation provisions	41	9,752
Exploration, evaluation, and development expenses	13,295	24,026
Impairment of goodwill (note 21)		38,682
Business acquisition costs (note 5)		2,923
Care and maintenance costs	693	795
Operating earnings (loss)	56,953	(77,138)
Finance and other income (expense)
Finance income	347	726
Finance expense	(3,981)	(5,752)
Other income (expense) (note 22)	(49,194)	(8,114)
Total Finance and other (expense) income	(52,828)	(13,140)
Income (loss) before income taxes	4,125	(90,278)
Income tax expense (note 23)	3,791	744
Net income (loss) for the period	$ 334	$ (91,022)
Earnings per share
Earnings (loss) per share - basic (note 16(e))	$ 0.00	$ (0.33)
Earnings (loss) per share- diluted (note 16(e))	$ 0.00	$ (0.33)